Recoverable taxes (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2018	Jun. 30, 2018	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Recoverable taxes
Withholding tax and prepaid income tax and social contribution			R$ 103,939	R$ 58,823
PIS and COFINS - on acquisition of fixed assets			55,518	58,767
PIS and COFINS - other operations			12,426	50,077
ICMS - on acquisition of fixed assets			78,154	71,603
ICMS - other operations			215,361	280,384
Reintegra Program			48,879	71,376
Other taxes and contributions			24,845	4,298
Provision for the impairment of ICMS credits			(10,792)	(10,583)
Recoverable taxes			528,330	584,745
Current assets			296,832	300,988
Non-current assets			R$ 231,498	R$ 283,757
Value-added tax, recognition ratio			0.02083
Reintegra rate	2.00%	0.10%